Note 20 - Stock-based Compensation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	63,858	33,853	31,267
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 16.77	$ 22.97	$ 23.30
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	63,858	33,853	31,267
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 19.83	$ 22.97	$ 23.30
Share-based Payment Arrangement, Expense, after Tax	$ 164,000	$ 266,000	$ 165,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)	68,269
Share-based Payment Arrangement, Option [Member] | Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)	8 years 40 days
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 308,000	$ 223,000	$ 175,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Month)	3 years	3 years	3 years